Advances for Vessels (Tables)	9 Months Ended
Sep. 30, 2021
Advances For Assets Acquisitions And Assets Under Construction [Abstract]
Advances for Vessel Acquisition and Vessels under Construction
Advances for vessels are comprised of the following:

Balance, December 31, 2020	9,126
Additions for advances, including capitalized expenses and interest	85,231
Transferred to vessel cost (refer to Note 4)	(36,505)
Balance, September 30, 2021	$57,852